Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 24,744,370	$ 22,550,672
Less: accumulated depreciation	(3,575,846)	(2,438,367)
Property and equipment, net	21,168,524	20,112,305
Office buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	20,400,547	20,354,809
Equipment and office furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	1,682,622	1,203,729
Office building related facility, machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	182,932	182,503
Transportation Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	710,782	37,421
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 1,767,487	$ 772,210